Fees Summary	Sep. 24, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,399,000
Previously Paid Amount	0.00
Total Fee Amount	206.49
Total Offset Amount	0.00
Net Fee	206.49
Narrative - Max Aggregate Offering Price	$ 1,399,000
Final Prospectus	true